Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity SAI Global ex U.S. Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Class Name	Fidelity® SAI Global ex U.S. Low Volatility Index Fund
Trading Symbol	FSGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Global ex U.S. Low Volatility Index Fund for the period July 25, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Global ex U.S. Low Volatility Index Fund A	$ 7	0.26%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.26%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,804,473,796
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 120,708
Investment Company Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,804,473,796
Number of Holdings	199
Total Advisory Fee	$120,708
Portfolio TurnoverA	204%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.5 Health Care 13.3 Consumer Staples 10.4 Communication Services 10.1 Industrials 9.9 Utilities 7.6 Information Technology 6.7 Consumer Discretionary 5.5 Real Estate 3.2 Energy 2.7 Materials 2.4 Common Stocks 92.3 International Equity Funds 4.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Japan 20.1 United States 15.2 China 11.0 Taiwan 9.6 Canada 9.1 United Kingdom 6.1 Switzerland 5.9 Saudi Arabia 3.7 Denmark 3.6 Others 15.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) iShares MSCI India ETF 4.0 Novo Nordisk A/S Series B 2.5 Novartis AG 2.3 Roche Holding AG 2.2 Astrazeneca PLC 2.0 Nestle SA 2.0 China Construction Bank Corp H Shares 1.9 Industrial & Commercial Bank of China Ltd H Shares 1.8 Bank of China Ltd H Shares 1.8 RELX PLC 1.8 22.3
Fidelity ZERO International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® International Index Fund
Class Name	Fidelity ZERO® International Index Fund
Trading Symbol	FZILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity ZERO® International Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 23% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+24%).
•By sector, financials gained about 36% and contributed most. Information technology, which gained 39%, also helped, as did industrials, which advanced about 32%. The consumer discretionary sector rose approximately 18%, while health care gained 20% and communication services advanced about 27%. Other contributors included the materials (+13%), utilities (+20%), real estate (+22%), consumer staples (+6%) and energy (+4%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. In software & services, SAP (+76%) boosted the fund. Tencent Holdings (+42%), from the media & entertainment category, helped. In banks, Royal Bank Of Canada gained roughly 57% and boosted the fund. Lastly, Hitachi (+109%), a stock in the capital goods group, also lifted the fund.
•In contrast, the biggest detractor was Samsung Electronics (-11%), from the technology hardware & equipment industry. Nestle (-10%), a stock in the food, beverage & tobacco group, hurt the fund. BP, within the energy sector, returned approximately -17% and hindered the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Bayer (-37%) and Wuxi Biologics (-66%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 2, 2018 through October 31, 2024. Initial investment of $10,000. Fidelity ZERO® International Index Fund $10,000 $9,130 $10,206 $9,967 $12,996 $9,774 $11,047 Fidelity Global ex U.S. Index℠ $10,000 $9,179 $10,289 $10,034 $13,137 $9,888 $11,128 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,172 $10,224 $9,972 $12,949 $9,763 $10,961 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity ZERO® International Index Fund 23.79% 6.03% 5.13% Fidelity Global ex U.S. Index℠ 24.74% 6.17% 5.38% MSCI ACWI (All Country World Index) ex USA Index 24.55% 5.95% 5.10% A From August 2, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,523,912,962
Holdings Count | shares	2,256
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$4,523,912,962
Number of Holdings	2,256
Total Advisory Fee	$0
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.1 Industrials 14.2 Information Technology 12.7 Consumer Discretionary 10.6 Health Care 8.6 Consumer Staples 6.7 Materials 6.6 Communication Services 5.3 Energy 4.7 Utilities 2.6 Real Estate 1.8 Common Stocks 96.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 16.1 United States 8.9 Canada 7.4 United Kingdom 6.9 China 6.6 Taiwan 5.8 France 5.2 Germany 5.2 Australia 4.8 Others 33.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.8 Novo Nordisk A/S Series B 1.3 Tencent Holdings Ltd 1.1 ASML Holding NV 1.0 Nestle SA 0.9 SAP SE 0.9 Roche Holding AG 0.9 Astrazeneca PLC 0.8 Toyota Motor Corp 0.8 Novartis AG 0.7 11.2
Fidelity ZERO Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Large Cap Index Fund
Class Name	Fidelity ZERO® Large Cap Index Fund
Trading Symbol	FNILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity ZERO® Large Cap Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Large Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained approximately 51% and contributed most to the fund's performance for the fiscal year. Financials, which gained about 47%, also helped, as did communication services, which advanced 48%, lifted by the media & entertainment industry (+48%). The consumer discretionary sector rose about 33%, while industrials gained about 40% and health care advanced 20%. Other contributors included the consumer staples (+24%), utilities (+38%), real estate (+34%), materials (+24%) and energy (+9%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+226%), from the semiconductors & semiconductor equipment industry. Apple (+33%), from the technology hardware & equipment industry, lifted the fund. In media & entertainment, Meta Platforms (+89%) and Alphabet (+38%) helped. Lastly, Microsoft (+21%), from the software & services industry, also lifted the fund.
•In contrast, the biggest detractor was Intel (-40%), from the semiconductors & semiconductor equipment group. Humana (-50%), a stock in the health care equipment & services category, hurt the fund's performance. Nike, within the consumer durables & apparel category, returned -24% and hindered the fund. Adobe (-10%), a stock in the software & services category, hindered the fund. Lastly, Boeing (-20%), a stock in the capital goods group, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 13, 2018 through October 31, 2024. Initial investment of $10,000. Fidelity ZERO® Large Cap Index Fund $10,000 $9,350 $10,705 $11,931 $17,039 $14,246 $15,751 Fidelity U.S. Large Cap Index℠ $10,000 $9,347 $10,695 $11,927 $17,029 $14,235 $15,740 S&P 500® Index $10,000 $9,353 $10,693 $11,732 $16,766 $14,316 $15,769 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity ZERO® Large Cap Index Fund 38.58% 15.31% 13.56% Fidelity U.S. Large Cap Index℠ 38.54% 15.31% 13.55% S&P 500® Index 38.02% 15.27% 13.51% A From September 13, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 13, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,188,374,545
Holdings Count | shares	512
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$11,188,374,545
Number of Holdings	512
Total Advisory Fee	$0
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.0 Financials 13.5 Health Care 11.1 Consumer Discretionary 9.9 Communication Services 9.1 Industrials 8.4 Consumer Staples 5.6 Energy 3.3 Utilities 2.4 Real Estate 2.2 Materials 2.1 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 China 0.1 Switzerland 0.1 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 NVIDIA Corp 6.7 Microsoft Corp 6.2 Amazon.com Inc 3.5 Meta Platforms Inc Class A 2.5 Alphabet Inc Class A 2.1 Alphabet Inc Class C 1.7 Berkshire Hathaway Inc Class B 1.7 Broadcom Inc 1.7 Tesla Inc 1.4 34.5
Fidelity Series International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Index Fund
Class Name	Fidelity® Series International Index Fund
Trading Symbol	FHLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by Japan (+23%).
•By sector, financials gained roughly 38% and contributed most. Industrials, which gained 36%, also helped, benefiting from the capital goods industry (+38%), as did health care, which advanced about 21%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+20%). The information technology sector rose 29%, while consumer discretionary gained roughly 14% and communication services advanced 28%. Other contributors included the materials (+15%), utilities (+18%), real estate (+24%) and consumer staples (+5%) sectors.
•Conversely, from a sector standpoint, energy returned approximately -3% and detracted most.
•Turning to individual stocks, the biggest contributor was SAP (+76%), from the software & services category. In capital goods, Hitachi (+109%) and Schneider Electric (+71%) helped. Lastly, in banks, Commonwealth Bank of Australia (+59%) and HSBC (+41%) also boosted the fund.
•In contrast, the biggest detractor was Nestle (-10%), from the food, beverage & tobacco group. From the same group, Diageo (-16%) hurt. Another notable detractor was BP (-17%), a stock in the energy sector. In pharmaceuticals, biotechnology & life sciences, Bayer returned -37% and hindered the fund. Lastly, LVMH Moet Hennessy Louis Vuitton (-6%), from the consumer durables & apparel industry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through October 31, 2024. Initial investment of $10,000. Fidelity® Series International Index Fund $10,000 $9,430 $10,473 $9,790 $13,133 $10,105 $11,651 MSCI EAFE Index $10,000 $9,457 $10,526 $9,822 $13,205 $10,189 $11,682 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series International Index Fund 22.34% 6.36% 5.87% MSCI EAFE Index 23.25% 6.46% 6.04% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 510,853,383
Holdings Count | shares	737
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$510,853,383
Number of Holdings	737
Total Advisory Fee	$0
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.8 Industrials 17.2 Health Care 13.0 Consumer Discretionary 10.7 Consumer Staples 8.3 Information Technology 8.3 Materials 6.0 Communication Services 4.1 Energy 3.5 Utilities 3.1 Real Estate 1.9 Common Stocks 96.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Japan 21.8 United States 12.0 United Kingdom 10.6 France 9.2 Germany 8.8 Australia 7.4 Switzerland 6.1 Netherlands 3.9 Denmark 3.3 Others 16.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 2.2 ASML Holding NV 1.6 Nestle SA 1.5 SAP SE 1.5 Astrazeneca PLC 1.3 Roche Holding AG 1.3 Novartis AG 1.3 Shell PLC 1.2 LVMH Moet Hennessy Louis Vuitton SE 1.2 Toyota Motor Corp 1.1 14.2
Fidelity ZERO Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Extended Market Index Fund
Class Name	Fidelity ZERO® Extended Market Index Fund
Trading Symbol	FZIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity ZERO® Extended Market Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Extended Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, financials gained 50% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 37%, also helped, benefiting from the capital goods industry (+43%), as did consumer discretionary, which advanced 31%. The health care sector rose approximately 35%, while information technology gained approximately 30% and real estate advanced roughly 35%. Other contributors included the materials (+33%), utilities (+37%), communication services (+26%) and consumer staples (+19%) sectors.
•In contrast, energy returned -4% and detracted most.
•Turning to individual stocks, the top contributor was Carvana (+816%), from the consumer discretionary distribution & retail category. Coinbase Global (+174%), a stock in the financial services industry, lifted the fund. Super Micro Computer (+198%), from the technology hardware & equipment group, lifted the fund. Lastly, Vertiv Holdings (+91%) and Emcor (+116%), within the capital goods industry, also helped.
•Conversely, the biggest detractor was Apa (-39%), from the energy sector. Agilon health (-86%), from the health care equipment & services category, detracted. In consumer discretionary distribution & retail, Five Below returned roughly -45% and hindered the fund. Another notable detractor was Flagstar Financial (-63%), a stock in the banks industry. Lastly, in automobiles & components, Rivian Automotive (-38%) also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 13, 2018 through October 31, 2024. Initial investment of $10,000. Fidelity ZERO® Extended Market Index Fund $10,000 $8,990 $9,707 $9,701 $14,739 $12,234 $11,717 Fidelity U.S. Extended Investable Market Index℠ $10,000 $8,986 $9,699 $9,695 $14,724 $12,209 $11,667 S&P 500® Index $10,000 $9,353 $10,693 $11,732 $16,766 $14,316 $15,769 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity ZERO® Extended Market Index Fund 33.66% 10.04% 7.58% Fidelity U.S. Extended Investable Market Index℠ 33.58% 9.95% 7.50% S&P 500® Index 38.02% 15.27% 13.51% A From September 13, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 13, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,735,724,909
Holdings Count | shares	2,066
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,735,724,909
Number of Holdings	2,066
Total Advisory Fee	$0
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.0 Financials 17.7 Consumer Discretionary 12.3 Health Care 12.3 Information Technology 11.1 Real Estate 6.8 Materials 5.4 Energy 4.5 Consumer Staples 3.8 Communication Services 3.3 Utilities 2.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 98.4 United Kingdom 0.5 Puerto Rico 0.3 Bermuda 0.2 Thailand 0.1 Sweden 0.1 Belgium 0.1 Argentina 0.1 Switzerland 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Carvana Co Class A 0.6 Smurfit WestRock PLC 0.5 Texas Pacific Land Corp 0.5 Eqt Corp 0.5 EMCOR Group Inc 0.4 Lennox International Inc 0.4 Live Nation Entertainment Inc 0.4 Expand Energy Corp 0.4 Snap-on Inc 0.4 NRG Energy Inc 0.3 4.4
Fidelity SAI Japan Stock Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Japan Stock Index Fund
Class Name	Fidelity® SAI Japan Stock Index Fund
Trading Symbol	FSJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Japan Stock Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Japan Stock Index Fund	$ 14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•By sector, industrials gained approximately 33% and contributed most. Financials, which gained approximately 35%, also helped, as did information technology, which advanced about 29%. The health care sector rose roughly 25%, while consumer discretionary gained roughly 9% and communication services advanced 21%. Other contributors included the materials (+14%), consumer staples (+10%), real estate (+11%), energy (+22%) and utilities (+13%) sectors.
•Turning to individual stocks, the biggest contributor was Hitachi (+108%), from the capital goods industry. Within the same group, Mitsubishi Heavy Industries gained approximately 188% and helped. Recruit Holdings (+121%), from the commercial & professional services industry, lifted the fund. Mitsubishi UFJ Financial Group (+32%), from the banks industry, lifted the fund. Lastly, Tokio Marine Holdings (+71%), from the insurance industry, also lifted the fund.
•Conversely, the biggest detractor was Oriental Land (-24%), from the consumer services industry. Daikin Industries (-12%), a stock in the capital goods group, hindered the fund. Another notable detractor was Nippon Telegraph & Telephone (-14%), a stock in the telecommunication services group. In semiconductors & semiconductor equipment, Screen Holdings (-46%) hurt the fund. Lastly, Eisai (-33%), from the pharmaceuticals, biotechnology & life sciences group, also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 27, 2021 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI Japan Stock Index Fund $10,000 $10,180 $7,653 $9,044 MSCI Japan Index $10,000 $10,174 $7,675 $8,975 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Japan Stock Index Fund 19.13% 2.20% MSCI Japan Index 22.47% 2.79% A From May 27, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 660,853,714
Holdings Count | shares	202
Advisory Fees Paid, Amount	$ 630,593
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$660,853,714
Number of Holdings	202
Total Advisory Fee	$630,593
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.0 Consumer Discretionary 17.3 Information Technology 14.5 Financials 14.4 Health Care 8.5 Communication Services 7.2 Consumer Staples 5.5 Materials 4.0 Real Estate 2.5 Utilities 1.1 Energy 0.9 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Japan 98.9 United States 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Toyota Motor Corp 4.7 Mitsubishi UFJ Financial Group Inc 3.2 Hitachi Ltd 3.1 Sony Group Corp 3.0 Recruit Holdings Co Ltd 2.4 Keyence Corp 2.4 Sumitomo Mitsui Financial Group Inc 2.1 Tokio Marine Holdings Inc 1.8 Shin-Etsu Chemical Co Ltd 1.8 Tokyo Electron Ltd 1.8 26.3
Fidelity ZERO Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity ZERO® Total Market Index Fund
Class Name	Fidelity ZERO® Total Market Index Fund
Trading Symbol	FZROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity ZERO® Total Market Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity ZERO® Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending October 31, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained roughly 50% and contributed most to the fund's performance for the fiscal year. Financials, which gained approximately 48%, also helped, as did industrials, which advanced roughly 40%. The communication services sector rose 47%, boosted by the media & entertainment industry (+47%), while consumer discretionary gained about 32% and health care advanced approximately 21%. Other contributors included the consumer staples (+23%), real estate (+35%), utilities (+38%), materials (+26%) and energy (+7%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+225%), from the semiconductors & semiconductor equipment category. Apple, within the technology hardware & equipment industry, gained 33% and lifted the fund. Meta Platforms (+89%) and Alphabet (+38%), from the media & entertainment category, contributed. Lastly, in software & services, Microsoft gained 21% and also contributed.
•In contrast, the biggest detractor was Intel (-40%), from the semiconductors & semiconductor equipment industry. In health care equipment & services, Humana (-50%) detracted. Nike (-24%), a stock in the consumer durables & apparel group, detracted. Adobe (-10%), a stock in the software & services industry, detracted. Lastly, in capital goods, Boeing (-20%) also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 2, 2018 through October 31, 2024. Initial investment of $10,000. Fidelity ZERO® Total Market Index Fund $10,000 $9,560 $10,857 $11,935 $17,186 $14,357 $15,584 Fidelity U.S. Total Investable Market Index℠ $10,000 $9,562 $10,850 $11,926 $17,178 $14,343 $15,573 S&P 500® Index $10,000 $9,636 $11,017 $12,087 $17,274 $14,750 $16,246 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity ZERO® Total Market Index Fund 38.06% 14.66% 13.04% Fidelity U.S. Total Investable Market Index℠ 37.98% 14.64% 13.01% S&P 500® Index 38.02% 15.27% 13.79% A From August 2, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,896,621,668
Holdings Count | shares	2,576
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$23,896,621,668
Number of Holdings	2,576
Total Advisory Fee	$0
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.9 Financials 13.9 Health Care 11.2 Consumer Discretionary 10.2 Industrials 9.7 Communication Services 8.5 Consumer Staples 5.4 Energy 3.5 Real Estate 2.7 Materials 2.4 Utilities 2.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 99.6 China 0.2 Switzerland 0.2 United Kingdom 0.0 Canada 0.0 Puerto Rico 0.0 Bermuda 0.0 Thailand 0.0 Sweden 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.3 NVIDIA Corp 6.0 Microsoft Corp 5.6 Amazon.com Inc 3.2 Meta Platforms Inc Class A 2.3 Alphabet Inc Class A 1.9 Berkshire Hathaway Inc Class B 1.6 Alphabet Inc Class C 1.5 Broadcom Inc 1.5 Tesla Inc 1.3 31.2
Fidelity SAI Canada Equity Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Canada Equity Index Fund
Class Name	Fidelity® SAI Canada Equity Index Fund
Trading Symbol	FSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Canada Equity Index Fund for the period July 11, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Canada Equity Index Fund A	$ 5	0.16%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.16%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,120,508,681
Holdings Count | shares	87
Advisory Fees Paid, Amount	$ 122,879
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,120,508,681
Number of Holdings	87
Total Advisory Fee	$122,879
Portfolio TurnoverB	0%A
A Amount represents less than 1%
B Amount not annualized

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 36.8 Energy 18.1 Industrials 11.7 Materials 11.2 Information Technology 9.2 Consumer Staples 4.3 Consumer Discretionary 3.6 Utilities 2.7 Communication Services 1.3 Real Estate 0.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Canada 96.6 Brazil 1.4 United States 1.3 Zambia 0.4 Chile 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Royal Bank of Canada 8.1 Toronto-Dominion Bank/The 4.6 Shopify Inc Class A 4.5 Enbridge Inc 4.2 Brookfield Corp Class A 3.5 Canadian Pacific Kansas City Ltd 3.5 Canadian Natural Resources Ltd 3.4 Bank of Montreal 3.2 Bank of Nova Scotia/The 3.0 Constellation Software Inc/Canada 2.9 40.9
Fidelity SAI International Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Small Cap Index Fund
Class Name	Fidelity® SAI International Small Cap Index Fund
Trading Symbol	FSISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Small Cap Index Fund for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Small Cap Index Fund	$ 12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 23% and contributed most to the fund's performance for the fiscal year, followed by Japan (+18%).
•By sector, industrials gained roughly 29% and contributed most, driven by the capital goods industry (+33%). Financials, which gained about 34%, also helped, as did consumer discretionary, which advanced 20%. The information technology sector rose 23%, while real estate gained approximately 19% and materials advanced 17%. Other contributors included the health care (+23%), consumer staples (+15%), communication services (+21%), utilities (+28%) and energy (+9%) sectors.
•Turning to individual stocks, the top contributor was Fujikura (+444%), from the capital goods group. From the same industry, IHI gained 192% and boosted the fund. In semiconductors & semiconductor equipment, Screen Holdings (+173%) helped. In materials, DS Smith gained 112% and contributed. Lastly, Banco Sabadell (+77%), from the banks industry, lifted the fund.
•Conversely, the biggest detractor was Soitec (-47%), from the semiconductors & semiconductor equipment category. From the same group, Aixtron returned roughly -43% and hindered the fund. ThyssenKrupp (-49%) and AVZ Minerals (-100%), within the materials sector, detracted. Lastly, Evotec, within the pharmaceuticals, biotechnology & life sciences group, returned -55% and detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 27, 2021 through October 31, 2024. Initial investment of $10,000. Fidelity® SAI International Small Cap Index Fund $10,000 $10,120 $7,053 $7,571 MSCI EAFE Small Cap Index $10,000 $10,153 $7,091 $7,564 MSCI EAFE Index $10,000 $10,131 $7,817 $8,962 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI International Small Cap Index Fund 22.16% -2.25% MSCI EAFE Small Cap Index 23.20% -2.03% MSCI EAFE Index 23.25% 2.94% A From May 27, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 774,291,234
Holdings Count | shares	2,112
Advisory Fees Paid, Amount	$ 747,055
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$774,291,234
Number of Holdings	2,112
Total Advisory Fee	$747,055
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.7 Financials 12.9 Consumer Discretionary 12.2 Real Estate 10.9 Materials 9.6 Information Technology 8.8 Consumer Staples 6.5 Health Care 5.4 Communication Services 3.4 Energy 2.6 Utilities 2.4 Common Stocks 98.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Japan 35.3 United Kingdom 14.0 Australia 9.4 Sweden 5.2 Switzerland 4.1 Germany 3.8 Italy 3.3 France 3.3 Israel 3.0 Others 18.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Marks & Spencer Group PLC 0.4 DS Smith PLC 0.4 Fujikura Ltd 0.4 Intermediate Capital Group PLC 0.4 IHI Corp 0.4 Weir Group PLC/The 0.4 Ebara Corp 0.4 Evolution Mining Ltd 0.4 Diploma PLC 0.3 Infratil Ltd 0.3 3.8